Commodity Derivative Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Unrealized gains (losses)	$ 171.0	$ (141.4)
Commodity derivative losses	(473.4)	(488.9)
Commodity contracts
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Realized losses	(641.8)	(360.8)
Unrealized gains (losses)	168.4	(128.1)
Commodity derivative losses	$ (473.4)	$ (488.9)